Finance Lease Liabilities (Details) - Schedule of finance lease liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of finance lease liabilities [Abstract]
Current portion	$ 790,704	$ 632,105
Non-current portion	825,841	1,023,366
Finance lease liabilities	$ 1,616,545	$ 1,655,471